Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000789281
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 27, 2011
Prospectus Date	rr_ProspectusDate	May 31, 2011

Federated Real Return Bond Fund

Federated Real Return Bond Fund (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income and real total returns. The reference to "real" means a total return in excess of the rate of inflation as measured by year-to-year changes in the consumer price index.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C) or Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 25.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Federated Real Return Bond Fund	A	C	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federated Real Return Bond Fund		A	C	IS
Management Fee		0.40%	0.40%	0.40%
Distribution (12b-1) Fee		0.05%	0.75%	none
Other Expenses		1.28%	1.30%	1.24%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.78%	2.50%	1.69%
Fee Waivers and/or Expense Reimbursements	[1]	1.03%	1.00%	1.19%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.75%	1.50%	0.50%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 1.45% and 0.45% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - Federated Real Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	623	985	1,371	2,450
C	353	779	1,331	2,836
IS	172	533	918	1,998

Expense Example, No Redemption - Federated Real Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	623	985	1,371	2,450
C	253	779	1,331	2,836
IS	172	533	918	1,998

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund pursues its investment objective by investing primarily in investment-grade, inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Fund may invest in derivative instruments, such as credit default swap agreements, to synthesize inflation-indexed bonds. In addition, the Fund may invest in highyield, foreign and non-U.S. dollar inflation-indexed fixed-income securities when the Adviser considers the risk-return prospects of those sectors to be attractive. There is no limitation on the maturity or remaining maturity of the fixed-income securities purchased by the Fund. The Adviser actively manages the Fund's portfolio seeking to outperform the Fund's benchmark, the Barclays Capital U.S. (TIPS) Index (formerly known as Lehman Brothers U.S. TIPS Index). The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the types of inflation-indexed bonds that the Adviser expects to offer the best balance between real total return and risk and thus offer the greatest potential for return.

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Interest rate risks on inflation-indexed bonds can be more difficult to model than other types of bonds. It is important to emphasize that the Fund operates within a duration range of 0% to 120% of its benchmark.
  Risks of Investing in Inflation-Indexed Securities. As more fully described in this Prospectus, the value of inflation-indexed securities may decline when interest rates rise and inflation declines. Additionally, it is possible that the interest payments on inflation-indexed securities may be reduced to the point that there is not any net income to distribute.
  Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Call Risks. Call risk is the possibility that an issuer may redeem a fixed- income security before maturity (a "call") at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
  Prepayment Risks. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the "spread"). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

  Liquidity Risks. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Sector Risks. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.
  Risks Associated with Noninvestment-Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
  Risks Related to the Economy. Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Risks Associated with Complex "Collateralized Mortgage Obligations (CMOs)." CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.
  Currency Risks. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Emerging Markets Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund's IS class. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Real Return Bond Fund IS Class

The Fund's IS class total return for the three-month period from January 1, 2011 to March 31, 2011, was 1.74%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 4.79% (quarter ended September 30, 2007). Its lowest quarterly return was (3.14)% (quarter ended September 30, 2008).

Average Annual Total Return Table

In addition to Return Before Taxes, Returns After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

Average Annual Total Returns - Federated Real Return Bond Fund		1 Year	Since Inception	Inception Date
A		(1.95%)	4.44%	Oct 18, 2006
C		0.89%	5.00%	Oct 18, 2006
IS		2.90%	5.78%	Oct 18, 2006
IS Return After Taxes on Distributions		1.85%	5.25%	Oct 18, 2006
IS Return After Taxes on Distributions and Sale of Fund Shares		1.88%	4.93%	Oct 18, 2006
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	[1]	6.31%	6.04%
[1]	The Barclays Capital U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of $100 million.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Federated Real Return Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.03%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	623
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,371
10 Years	rr_ExpenseExampleYear10	2,450
1 Year	rr_ExpenseExampleNoRedemptionYear01	623
3 Years	rr_ExpenseExampleNoRedemptionYear03	985
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,371
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,450
1 Year	rr_AverageAnnualReturnYear01	(1.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2006
Federated Real Return Bond Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.00%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	779
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	2,836
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	779
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,836
1 Year	rr_AverageAnnualReturnYear01	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2006
Federated Real Return Bond Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.19%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	172
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	1,998
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	533
5 Years	rr_ExpenseExampleNoRedemptionYear05	918
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
Annual Return 2007	rr_AnnualReturn2007	11.39%
Annual Return 2008	rr_AnnualReturn2008	(0.90%)
Annual Return 2009	rr_AnnualReturn2009	11.37%
Annual Return 2010	rr_AnnualReturn2010	2.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the three-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.14%)
1 Year	rr_AverageAnnualReturnYear01	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2006
Federated Real Return Bond Fund | IS | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2006
Federated Real Return Bond Fund | IS | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 2006
Federated Real Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated Real Return Bond Fund (the "Fund")

Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's investment objective is to provide current income and real total returns. The reference to "real" means a total return in excess of the rate of inflation as measured by year-to-year changes in the consumer price index.

Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C) or Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 25.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2012
Fee Waiver or Reimbursement over Assets, Later of Termination or Next Effective Prospectus	cik0000789281_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in investment-grade, inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Fund may invest in derivative instruments, such as credit default swap agreements, to synthesize inflation-indexed bonds. In addition, the Fund may invest in highyield, foreign and non-U.S. dollar inflation-indexed fixed-income securities when the Adviser considers the risk-return prospects of those sectors to be attractive. There is no limitation on the maturity or remaining maturity of the fixed-income securities purchased by the Fund. The Adviser actively manages the Fund's portfolio seeking to outperform the Fund's benchmark, the Barclays Capital U.S. (TIPS) Index (formerly known as Lehman Brothers U.S. TIPS Index). The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the types of inflation-indexed bonds that the Adviser expects to offer the best balance between real total return and risk and thus offer the greatest potential for return.

Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Interest rate risks on inflation-indexed bonds can be more difficult to model than other types of bonds. It is important to emphasize that the Fund operates within a duration range of 0% to 120% of its benchmark.
  Risks of Investing in Inflation-Indexed Securities. As more fully described in this Prospectus, the value of inflation-indexed securities may decline when interest rates rise and inflation declines. Additionally, it is possible that the interest payments on inflation-indexed securities may be reduced to the point that there is not any net income to distribute.
  Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Call Risks. Call risk is the possibility that an issuer may redeem a fixed- income security before maturity (a "call") at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
  Prepayment Risks. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the "spread"). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

  Liquidity Risks. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Sector Risks. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.
  Risks Associated with Noninvestment-Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
  Risks Related to the Economy. Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Risks Associated with Complex "Collateralized Mortgage Obligations (CMOs)." CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.
  Currency Risks. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Emerging Markets Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below reflect historical performance data for the Fund's IS class. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the Fund's IS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Real Return Bond Fund IS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's IS class total return for the three-month period from January 1, 2011 to March 31, 2011, was 1.74%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 4.79% (quarter ended September 30, 2007). Its lowest quarterly return was (3.14)% (quarter ended September 30, 2008).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition to Return Before Taxes, Returns After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

Federated Real Return Bond Fund | Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%	[2]

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 1.45% and 0.45% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
[2]	The Barclays Capital U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of $100 million.

Federated Floating Rate Strategic Income Fund

Federated Floating Rate Strategic Income Fund (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return consistent with current income and low interest rate volatility.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A) or Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least  $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 31.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Federated Floating Rate Strategic Income Fund	A	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federated Floating Rate Strategic Income Fund		A	IS
Management Fee		0.60%	0.60%
Distribution (12b-1) Fee		0.10%	none
Other Expenses		2.06%	1.81%
Acquired Fund Fees and Expenses		0.12%	0.12%
Total Annual Fund Operating Expenses		2.88%	2.53%
Fee Waivers and/or Expense Reimbursements	[1]	1.78%	1.78%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.10%	0.75%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Other Expenses as estimated for the current fiscal year. Effective June 1, 2011, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.98% and 0.63% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) June 1, 2012, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - Federated Floating Rate Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	485	1,074	1,688	3,340
IS	256	788	1,345	2,866

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund pursues its investment objective by allocating its portfolio of investments among the following three categories of the fixed-income market: domestic investment-grade; domestic noninvestment-grade, and foreign (in both emerging and developed markets). The Adviser will determine whether a security is investment-grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment-grade. While the Fund's portfolio usually includes investments from all three categories, the Fund limits the amount that it may invest in a single category to 75% of its assets. From time to time, the Fund may receive equity securities in connection with the restructuring of defaulted corporate bonds, in general, and high-yield bonds, in particular.

Under normal market conditions the Fund will endeavor to maintain an average effective portfolio duration within a range of negative two (-2) to positive three (+3) years, in order to manage Share price volatility due to interest rate risk. The Fund does not limit the effective duration with respect to its investment in any individual holding. Duration measures the price sensitivity of a fixed-income to changes in interest rates.

The Fund expects that it will primarily hold fixed-income investments that pay interest at rates that increase or decrease in response to changes in market interest rates (so-called "floating-rate investments"). The Fund may also invest in fixed-income investments that pay interest at a fixed rate (so-called "fixed-rate investments") that the Fund's investment adviser ("Adviser") believes have low interest rate sensitivity.

The Fund will invest in adjustable-rate mortgages and floating-rate collateralized mortgage obligations in the domestic investment-grade category, loans made to noninvestment-grade borrowers (i.e. "leveraged loans") in the noninvestment-grade category, and loan instruments (including trade finance) and debt securities in the foreign category. Within each category, the Fund may also invest in fixed- and floating-rate debt securities (including callable securities), as well as bank loans, that the Adviser believes will have relatively low sensitivity to changes in interest rates.

The selection of individual portfolio securities involves an approach that is specific to each category of fixed-income investment and that relates, in part, to the risks inherent in the underlying sectors represented in each category. The investment process is designed to capture the depth of experience and focus of the Adviser's fixed-income sector teams–mortgage-backed, investment-grade corporate, high-yield corporate and international (both emerging and developed markets).

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

The Fund may also invest in derivative contracts or hybrid instruments (such as, for example, futures contracts, option contracts and swap contracts) to implement its investment strategies as more fully described herein.

The Fund may also invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. The Fund may also invest in loan instruments, including trade finance loan instruments, and mortgage-backed, high-yield, inflation-protected and emerging markets debt securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund's investment in the trade finance loan instruments through these other investment companies may expose the Fund to risks of loss after redemption. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Variable and floating rate loans and securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating rate loans and securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Because the Fund holds variable and floating rate loans and securities, a decrease in market interest rates will reduce the interest income to be received from such securities. In the event that the Fund has a negative average portfolio duration, the value of the Fund may decline in a declining interest rate environment.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Call Risks. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
  Risks of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The Fund's access to the collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Loans generally are subject to legal or contractual restrictions on resale.
  Liquidity Risks. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Loan Liquidity Risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss.
  Agent Insolvency Risks. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan (such as processing LIBOR calculations, processing draws, pursuing certain available contractual remedies, etc.).
  Loan Risks. Loan instruments may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete. Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower's obligations under the instrument.
  Loan Prepayment Risks. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the Fund to reinvest in lower-yielding instruments.
  Risks Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment-grade, also known as "junk bonds" or "leveraged loans", which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risks Related to the Economy. Lower-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Currency Risks. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Risks of Inflation-Indexed Bonds. The value of inflation-indexed bonds is subject to the effects of changes in market interest rates caused by factors other than inflation ("real interest rates"). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.
  Risk of Loss After Redemption . The Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares (the "Redemption Pricing Date").
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.
  Risks Associated with the Investment Activities of Other Accounts. Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Federated Floating Rate Strategic Income Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	2.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.78%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	485
3 Years	rr_ExpenseExampleYear03	1,074
5 Years	rr_ExpenseExampleYear05	1,688
10 Years	rr_ExpenseExampleYear10	3,340
Federated Floating Rate Strategic Income Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.78%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	256
3 Years	rr_ExpenseExampleYear03	788
5 Years	rr_ExpenseExampleYear05	1,345
10 Years	rr_ExpenseExampleYear10	2,866
Federated Floating Rate Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated Floating Rate Strategic Income Fund (the "Fund")

Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide total return consistent with current income and low interest rate volatility.
Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A) or Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least  $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 31.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2012
Fee Waiver or Reimbursement over Assets, Later of Termination or Next Effective Prospectus	cik0000789281_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) June 1, 2012, or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been restated to reflect Other Expenses as estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by allocating its portfolio of investments among the following three categories of the fixed-income market: domestic investment-grade; domestic noninvestment-grade, and foreign (in both emerging and developed markets). The Adviser will determine whether a security is investment-grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment-grade. While the Fund's portfolio usually includes investments from all three categories, the Fund limits the amount that it may invest in a single category to 75% of its assets. From time to time, the Fund may receive equity securities in connection with the restructuring of defaulted corporate bonds, in general, and high-yield bonds, in particular.

Under normal market conditions the Fund will endeavor to maintain an average effective portfolio duration within a range of negative two (-2) to positive three (+3) years, in order to manage Share price volatility due to interest rate risk. The Fund does not limit the effective duration with respect to its investment in any individual holding. Duration measures the price sensitivity of a fixed-income to changes in interest rates.

The Fund expects that it will primarily hold fixed-income investments that pay interest at rates that increase or decrease in response to changes in market interest rates (so-called "floating-rate investments"). The Fund may also invest in fixed-income investments that pay interest at a fixed rate (so-called "fixed-rate investments") that the Fund's investment adviser ("Adviser") believes have low interest rate sensitivity.

The Fund will invest in adjustable-rate mortgages and floating-rate collateralized mortgage obligations in the domestic investment-grade category, loans made to noninvestment-grade borrowers (i.e. "leveraged loans") in the noninvestment-grade category, and loan instruments (including trade finance) and debt securities in the foreign category. Within each category, the Fund may also invest in fixed- and floating-rate debt securities (including callable securities), as well as bank loans, that the Adviser believes will have relatively low sensitivity to changes in interest rates.

The selection of individual portfolio securities involves an approach that is specific to each category of fixed-income investment and that relates, in part, to the risks inherent in the underlying sectors represented in each category. The investment process is designed to capture the depth of experience and focus of the Adviser's fixed-income sector teams–mortgage-backed, investment-grade corporate, high-yield corporate and international (both emerging and developed markets).

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

The Fund may also invest in derivative contracts or hybrid instruments (such as, for example, futures contracts, option contracts and swap contracts) to implement its investment strategies as more fully described herein.

The Fund may also invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. The Fund may also invest in loan instruments, including trade finance loan instruments, and mortgage-backed, high-yield, inflation-protected and emerging markets debt securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund's investment in the trade finance loan instruments through these other investment companies may expose the Fund to risks of loss after redemption. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Variable and floating rate loans and securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating rate loans and securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Because the Fund holds variable and floating rate loans and securities, a decrease in market interest rates will reduce the interest income to be received from such securities. In the event that the Fund has a negative average portfolio duration, the value of the Fund may decline in a declining interest rate environment.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Call Risks. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
  Risks of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The Fund's access to the collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Loans generally are subject to legal or contractual restrictions on resale.
  Liquidity Risks. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Loan Liquidity Risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss.
  Agent Insolvency Risks. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan (such as processing LIBOR calculations, processing draws, pursuing certain available contractual remedies, etc.).
  Loan Risks. Loan instruments may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete. Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower's obligations under the instrument.
  Loan Prepayment Risks. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the Fund to reinvest in lower-yielding instruments.
  Risks Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment-grade, also known as "junk bonds" or "leveraged loans", which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risks Related to the Economy. Lower-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Currency Risks. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Risks of Inflation-Indexed Bonds. The value of inflation-indexed bonds is subject to the effects of changes in market interest rates caused by factors other than inflation ("real interest rates"). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.
  Risk of Loss After Redemption . The Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares (the "Redemption Pricing Date").
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.
  Risks Associated with the Investment Activities of Other Accounts. Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com

[1]	Total Annual Fund Operating Expenses have been restated to reflect Other Expenses as estimated for the current fiscal year. Effective June 1, 2011, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.98% and 0.63% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) June 1, 2012, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Federated Fund for U.S. Government Securities
Federated Fund for U.S. Government Securities (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Class A Shares (A), Class B Shares (B) or Class C Shares (C) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000, in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 15.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Federated Fund for U.S. Government Securities	A	B	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federated Fund for U.S. Government Securities		A	B	C
Management Fee		0.45%	0.45%	0.45%
Distribution (12b-1) Fee		none	0.75%	0.75%
Other Expenses		0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.96%	1.71%	1.71%
Fee Waivers and/or Expense Reimbursements	[1]	none	none	none
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.96%	1.71%	1.71%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A, B and C classes (after the voluntary waivers and/or reimbursements) will not exceed 0.95%, 1.70% and 1.70% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - Federated Fund for U.S. Government Securities (USD $)	1 Year	3 Years	5 Years	10 Years
A	544	742	957	1,575
B	724	939	1,128	1,821
C	274	539	928	2,019

Expense Example, No Redemption - Federated Fund for U.S. Government Securities (USD $)	1 Year	3 Years	5 Years	10 Years
A	544	742	957	1,575
B	174	539	928	1,821
C	174	539	928	2,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund seeks to provide current income. Under normal market conditions, the Fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Fund also may invest in U.S. government securities and certain derivative instruments.

The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Barclays Capital Mortgage-Backed Securities Index (the "Index"). At times, the Adviser's calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected fixed interest and principal payments. The Adviser seeks to create a portfolio, consisting of MBS, derivative instruments and other securities, that outperforms the Index.

Based on fundamental analysis, the Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative contracts. The Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Fund's use of derivative instruments will work as intended.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  MBS Risks. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise.
  Credit Risks. It is possible that borrowers of non-agency MBS in which the Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund losing money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages.
  Risks of Security Downgrades. The downgrade of the credit of a security held by the Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
  Liquidity Risks. The non-agency MBS and CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Risks of Investing in Derivative Instruments. The Fund's exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty, or the failure of the counterparty to meet its obligations under the contract, or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts. The loss on derivative transactions may substantially exceed the initial investment.
  Asset Segregation Risks. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause the Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund's A class. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Fund for U.S. Government Securities A Class

The total returns shown in the bar chart for the Fund's A class do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's A class total return for the three-month period from January 1, 2011 to March 31, 2011, was 0.19%.

Within the periods shown in the bar chart, the Fund's A class highest quarterly return was 4.15% (quarter ended September 30, 2001). Its lowest quarterly return was (1.21)% (quarter ended June 30, 2004).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the A class, and after-tax returns for the B class and C class will differ from those shown for the A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

Average Annual Total Returns - Federated Fund for U.S. Government Securities		1 Year	5 Years	10 Years
A		0.09%	3.96%	4.41%
A Return After Taxes on Distributions		(1.30%)	2.33%	2.64%
A Return After Taxes on Distributions and Sale of Fund Shares		0.05%	2.41%	2.69%
B		(1.53%)	3.79%	4.25%
C		2.85%	4.11%	4.10%
Barclays Capital Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	[1]	5.50%	6.38%	5.91%
Lipper U.S. Mortgage Funds Average	[2]	5.65%	3.97%	4.19%
[1]	Barclays Capital Mortgage-Backed Securities Index is an unmanaged index comprised of all fixed-income securities backed by mortgage pools of GNMA, FNMA and the FHLMC, including GNMA graduated payment mortgages.
[2]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Federated Fund for U.S. Government Securities | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	544
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	957
10 Years	rr_ExpenseExampleYear10	1,575
1 Year	rr_ExpenseExampleNoRedemptionYear01	544
3 Years	rr_ExpenseExampleNoRedemptionYear03	742
5 Years	rr_ExpenseExampleNoRedemptionYear05	957
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,575
Annual Return 2001	rr_AnnualReturn2001	7.26%
Annual Return 2002	rr_AnnualReturn2002	8.21%
Annual Return 2003	rr_AnnualReturn2003	2.94%
Annual Return 2004	rr_AnnualReturn2004	4.13%
Annual Return 2005	rr_AnnualReturn2005	1.98%
Annual Return 2006	rr_AnnualReturn2006	4.56%
Annual Return 2007	rr_AnnualReturn2007	5.71%
Annual Return 2008	rr_AnnualReturn2008	3.37%
Annual Return 2009	rr_AnnualReturn2009	6.21%
Annual Return 2010	rr_AnnualReturn2010	4.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the three-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.21%)
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Federated Fund for U.S. Government Securities | A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Federated Fund for U.S. Government Securities | A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	2.69%
Federated Fund for U.S. Government Securities | B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.71%
1 Year	rr_ExpenseExampleYear01	724
3 Years	rr_ExpenseExampleYear03	939
5 Years	rr_ExpenseExampleYear05	1,128
10 Years	rr_ExpenseExampleYear10	1,821
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,821
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Federated Fund for U.S. Government Securities | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.71%
1 Year	rr_ExpenseExampleYear01	274
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	2,019
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Federated Fund for U.S. Government Securities
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Fund for U.S. Government Securities (the "Fund")
Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide current income.
Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold the Class A Shares (A), Class B Shares (B) or Class C Shares (C) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000, in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 15.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2012
Fee Waiver or Reimbursement over Assets, Later of Termination or Next Effective Prospectus	cik0000789281_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000, in certain classes (e.g., A class) of Federated funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide current income. Under normal market conditions, the Fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Fund also may invest in U.S. government securities and certain derivative instruments.

The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Barclays Capital Mortgage-Backed Securities Index (the "Index"). At times, the Adviser's calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected fixed interest and principal payments. The Adviser seeks to create a portfolio, consisting of MBS, derivative instruments and other securities, that outperforms the Index.

Based on fundamental analysis, the Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative contracts. The Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Fund's use of derivative instruments will work as intended.

Risk [Heading]	rr_RiskHeading

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  MBS Risks. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise.
  Credit Risks. It is possible that borrowers of non-agency MBS in which the Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund losing money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages.
  Risks of Security Downgrades. The downgrade of the credit of a security held by the Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
  Liquidity Risks. The non-agency MBS and CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Risks of Investing in Derivative Instruments. The Fund's exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty, or the failure of the counterparty to meet its obligations under the contract, or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts. The loss on derivative transactions may substantially exceed the initial investment.
  Asset Segregation Risks. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause the Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below reflect historical performance data for the Fund's A class. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Fund for U.S. Government Securities A Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads

The total returns shown in the bar chart for the Fund's A class do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The total returns shown in the bar chart for the Fund's A class do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's A class total return for the three-month period from January 1, 2011 to March 31, 2011, was 0.19%.

Within the periods shown in the bar chart, the Fund's A class highest quarterly return was 4.15% (quarter ended September 30, 2001). Its lowest quarterly return was (1.21)% (quarter ended June 30, 2004).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the A class, and after-tax returns for the B class and C class will differ from those shown for the A class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the A class, and after-tax returns for the B class and C class will differ from those shown for the A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

Federated Fund for U.S. Government Securities | Barclays Capital Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.50%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.38%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.91%	[2]
Federated Fund for U.S. Government Securities | Lipper U.S. Mortgage Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.97%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.19%	[3]

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's A, B and C classes (after the voluntary waivers and/or reimbursements) will not exceed 0.95%, 1.70% and 1.70% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) June 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
[2]	Barclays Capital Mortgage-Backed Securities Index is an unmanaged index comprised of all fixed-income securities backed by mortgage pools of GNMA, FNMA and the FHLMC, including GNMA graduated payment mortgages.
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 31, 2011